Assets and Liabilities - Property, Plant, and Equipment - Additional Information (Details) - DKK (kr)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Abstract]
Gross carrying amount of property, plant and equipment	kr 3,700,000
Impairment of property, plant and equipment	kr 0	kr 0